Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Other reserves	Retained earnings.	Total attributable to owners	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2016	$ 316	$ 4,351	$ 2,047	$ 8,140	$ 14,854	$ 1,815	$ 16,669
Profit for the period				1,014	1,014	(56)	958
Other comprehensive income				289	289		289
Transfer to other reserves			(14)	14
Dividends				(2,404)	(2,404)		(2,404)
Issue of Ordinary Shares		23			23		23
Share-based payments charge for the period				109	109		109
Settlement of share plan awards				(232)	(232)		(232)
Net movement		23	(14)	(1,210)	(1,201)	(56)	(1,257)
Equity at end of period at Jun. 30, 2017	316	4,374	2,033	6,930	13,653	1,759	15,412
Equity at beginning of period at Dec. 31, 2017	317	4,393	2,029	8,221	14,960	1,682	16,642
Profit for the period				690	690	(55)	635
Other comprehensive income				(420)	(420)		(420)
Transfer to other reserves			11	(11)
Dividends				(2,402)	(2,402)		(2,402)
Issue of Ordinary Shares		16			16		16
Share-based payments charge for the period				105	105		105
Settlement of share plan awards				(213)	(213)		(213)
Net movement		16	11	(2,342)	(2,315)	(55)	(2,370)
Equity at end of period at Jun. 30, 2018	$ 317	$ 4,409	$ 2,040	5,879	12,645	$ 1,627	14,272
Adoption of new accounting standard				$ (91)	$ (91)		$ (91)